Short-Term Bank Loans (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 22, 2026	Mar. 23, 2026 CNY (¥)	Mar. 23, 2026 USD ($)	Dec. 05, 2025 CNY (¥)	Dec. 05, 2025 USD ($)	Sep. 22, 2025 CNY (¥)	Sep. 22, 2025 USD ($)	Sep. 12, 2025 CNY (¥)	Sep. 12, 2025 USD ($)	Jul. 09, 2025 CNY (¥)	Jul. 09, 2025 USD ($)	May 23, 2025 CNY (¥)	May 23, 2025 USD ($)	Mar. 13, 2025 CNY (¥)	Mar. 13, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Jan. 08, 2025 USD ($)
Short-Term Bank Loans [Line Items]
Loan amount				¥ 1,000,000	$ 144,970	¥ 8,500,000	$ 1,232,241	¥ 3,000,000	$ 434,909	¥ 1,000,000	$ 140,469	¥ 3,000,000	$ 421,408	¥ 8,500,000	$ 1,193,988	¥ 8,500,000	$ 1,193,988	¥ 3,000,000	$ 434,909
Fixed interest rate				3.50%	3.50%	3.95%	3.95%			4.20%	4.20%	4.20%	4.20%	3.38%	3.38%	4.50%	4.50%	4.20%	4.20%
Weighted average annual interest rate	3.45%	3.97%
Interest expense	$ 69,387	$ 145,354
Forecast [Member]
Short-Term Bank Loans [Line Items]
Fixed interest rate			2.15%